Statement of Cash Flows (USD $)	12 Months Ended		49 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Statement of Cash Flows
Net Income (Loss)	$ (1,713,636)	$ (1,366,199)	$ (3,352,941)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	31,661	11,261	42,922
Security Deposits	(14,000)	(14,000)	(14,000)
Employee Benefits and Share-based Compensation		48,000	48,000
Other Services issued by Shares	986,490	616,730	1,603,220
Increase (Decrease) in Operating Assets
Increase (Decrease) in Inventories	(1,000)
Increase (Decrease) in Prepaid Expense and Other Assets	10,000
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	1,396	536	7,487
Net Cash Provided by (Used in) Operating Activities	(709,089)	(679,672)	(1,665,312)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment	(41,408)	(69,081)	(110,489)
Net Cash Provided by (Used in) Investing Activities	(41,408)	(69,081)	(110,489)
Net Cash Provided by (Used in) Financing Activities
Payments for (Proceeds from) Deposit on Loan		(89,022)
Proceeds from (Repayments of) Related Party Debt		(53,140)	10,000
Proceeds from Issuance of Common Stock	722,893	921,163	1,812,756
Net Cash Provided by (Used in) Financing Activities	722,893	779,001	1,822,756
Cash and Cash Equivalents, Period Increase (Decrease)	(27,604)	30,248	46,955
Cash and Cash Equivalents, at Carrying Value	74,559	44,311
Cash and Cash Equivalents, at Carrying Value	$ 46,955	$ 74,559	$ 46,955